Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CNY	Dec. 31, 2014 USD ($)
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Beginning Balance	(2,030)	$ 832
Other comprehensive income	7,195
Ending Balance	5,165	$ 832